Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, Net
8.	Property and equipment, net

Property and equipment consist of the following:

	As of
	December 31, 2018	December 31, 2019
Cost:
Office equipment	10,883,248	26,203,041
Leasehold improvements	7,705,824	12,575,518
Total cost	18,589,072	38,778,559
Less: Accumulated depreciation	(4,659,530)	(14,663,185)
Property and equipment, net	13,929,542	24,115,374

Depreciation expense recognized for the years ended December 31, 2017, 2018 and 2019 are summarized as follows:

	Year ended December 31,
	2017	2018	2019
Cost of revenues	95,948	156,725	3,182,644
Research and development expenses	21,850	3,238,987	5,075,929
Sales and marketing expenses	92,642	417,934	959,610
General and administrative expenses	119,798	477,638	785,472
Total	330,238	4,291,284	10,003,655